RELATED PARTY TRANSACTIONS BALANCES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	September 30, 2023	September 30, 2022

salary (cost of sales)	169,905	148,656
consulting (capital work in progress)	-	75,171
salary (intangible asset – software)	138,667	448,850
consulting (professional fees)	164,568	72,000
salary (general and administrative expenses)	476,037	232,500
	$949,177	$977,177

	December 31, 2022	December 31, 2021
Salary (cost of sales and services)	$200,747	$98,523
Salary (general and administrative expenses)	376,237	39,492
Salary (Intangible asset – software)	553,326	300,273
Consulting (Capital work in progress)	75,274	113,107
Consulting (Professional fees)	143,500	61,000
	$1,349,084	$612,395